Trade accounts payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade accounts payble, gross	R$ 12,758,551	R$ 14,346,352
(-) Adjustment to present value	(166,123)	(210,128)
Trade and accounts payable, net	12,592,428	14,136,224
Current	12,592,006	14,128,765
Non-current	422	7,459
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Trade accounts payble, gross	10,575,915	11,595,543
Related parties	21,482	26,970
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Trade accounts payble, gross	2,157,491	2,723,797
Related parties	R$ 3,663	R$ 42